Other Income (Expense), including Related Parties	12 Months Ended
Dec. 31, 2021
Other Income (Expense), including Related Parties
Other Income (Expense), including Related Parties

Note 13 – Other Income (Expense), including Related Parties

The Company receives aid in the construction of charging stations that are capitalized as property and equipment. One portion of the funds received is deferred as a capital-build liability, which is recognized ratably over the related charging station’s remaining useful life as an offset to depreciation. The other portion relates to reimbursement of operating and maintenance expenses, which is recorded as other income for the year ended December 31, 2021 and the period from January 16, 2020 through December 31, 2020. For the period from January 1, 2020 through January 15, 2020, these reimbursements were recorded as other income, related party, as they were received from an entity considered a related party, which is no longer considered a related party after the Holdco Merger.

For the following periods, other income (expense), net, and other income, related parties, consisted of the following:

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Other income (expense), net
Other income	$88	$8,083	$—
Other expense	(34)	—	—
Gain on marketable securities	553	—	—
Release of contingent liability (see Note 3)	—	3,978	—
	$607	$12,061	$—

Other income, related parties	$—	$—	$342